CLEARBRIDGE INTERNATIONAL GROWTH FUND

Schedule of investments (unaudited)	January 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.7%
COMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 2.4%
Deutsche Telekom AG, Registered Shares	5,560,963	$136,509,558	(a)

Media - 0.3%
Publicis Groupe SA	172,055	17,238,800	(a)

TOTAL COMMUNICATION SERVICES		153,748,358

CONSUMER DISCRETIONARY - 13.6%
Automobiles - 1.0%
Ferrari NV	164,334	57,309,361	(a)

Broadline Retail - 1.4%
MercadoLibre Inc.	48,384	82,824,215	*

Hotels, Restaurants & Leisure - 1.2%
Amadeus IT Group SA	1,014,101	71,068,581	(a)

Household Durables - 3.0%
Sony Group Corp.	1,733,357	169,987,543	(a)

Specialty Retail - 3.2%
Industria de Diseno Textil SA	4,314,298	184,468,056	(a)

Textiles, Apparel & Luxury Goods - 3.8%
Kering SA	48,149	19,778,342	(a)
LVMH Moet Hennessy Louis Vuitton SE	234,992	195,527,201	(a)

Total Textiles, Apparel & Luxury Goods		215,305,543

TOTAL CONSUMER DISCRETIONARY		780,963,299

CONSUMER STAPLES - 10.5%
Beverages - 1.0%
Diageo PLC	1,652,097	59,670,210	(a)

Consumer Staples Distribution & Retail - 1.6%
Loblaw Cos. Ltd.	899,299	89,866,355

Food Products - 3.9%
Nestle SA, Registered Shares	1,984,499	226,134,867	(a)

Personal Care Products - 4.0%
Haleon PLC	23,922,730	97,168,506	(a)
L’Oreal SA	211,626	101,274,545	(a)
Shiseido Co. Ltd.	1,007,577	28,087,913	(a)

Total Personal Care Products		226,530,964

TOTAL CONSUMER STAPLES		602,202,396

ENERGY - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Suncor Energy Inc.	1,798,768	59,564,247

See Notes to Schedule of Investments.

ClearBridge International Growth Fund 2024 Quarterly Report	1

CLEARBRIDGE INTERNATIONAL GROWTH FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
FINANCIALS - 9.9%
Banks - 1.5%
HDFC Bank Ltd., ADR	422,772	$23,459,618
Intesa Sanpaolo SpA	20,009,547	61,655,341	(a)

Total Banks		85,114,959

Capital Markets - 6.4%
3i Group PLC	2,264,845	70,900,856	(a)
Deutsche Boerse AG	417,785	83,197,559	(a)
Hong Kong Exchanges & Clearing Ltd.	1,400,005	42,446,478	(a)
London Stock Exchange Group PLC	1,504,878	170,222,869	(a)

Total Capital Markets		366,767,762

Financial Services - 0.7%
Edenred SE	682,355	40,756,044	(a)

Insurance - 1.3%
AIA Group Ltd.	9,674,446	75,871,068	(a)

TOTAL FINANCIALS		568,509,833

HEALTH CARE - 18.5%
Biotechnology - 1.7%
Argenx SE, ADR	194,242	73,911,023	*
BioNTech SE, ADR	104,600	9,941,184	*
Zai Lab Ltd., ADR	579,518	12,500,203	*

Total Biotechnology		96,352,410

Health Care Equipment & Supplies - 7.7%
Alcon Inc.	1,200,395	90,359,757	(a)
EssilorLuxottica SA	415,823	81,490,107	(a)
Hoya Corp.	913,418	116,030,745	(a)
Olympus Corp.	6,703,842	99,241,412	(a)
Straumann Holding AG, Registered Shares	373,782	56,777,996	(a)

Total Health Care Equipment & Supplies		443,900,017

Life Sciences Tools & Services - 0.3%
Schott Pharma AG & Co. KGaA	383,994	14,939,363	*

Pharmaceuticals - 8.8%
AstraZeneca PLC	1,030,487	136,618,712	(a)
Daiichi Sankyo Co. Ltd.	2,507,543	75,073,423	(a)
Novo Nordisk A/S, Class B Shares	2,556,097	292,173,296	(a)

Total Pharmaceuticals		503,865,431

TOTAL HEALTH CARE		1,059,057,221

See Notes to Schedule of Investments.

2	ClearBridge International Growth Fund 2024 Quarterly Report

CLEARBRIDGE INTERNATIONAL GROWTH FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
INDUSTRIALS - 16.1%
Aerospace & Defense - 3.7%
Airbus SE	461,520	$73,513,625	(a)
Safran SA	731,681	136,611,292	(a)

Total Aerospace & Defense		210,124,917

Commercial Services & Supplies - 2.2%
Brambles Ltd.	7,543,975	71,930,034	(a)
Rentokil Initial PLC	10,351,719	53,308,760	(a)

Total Commercial Services & Supplies		125,238,794

Ground Transportation - 2.7%
Canadian Pacific Kansas City Ltd.	1,945,039	156,520,339

Machinery - 3.2%
Atlas Copco AB, Class A Shares	5,914,612	94,393,796	(a)
SMC Corp.	157,448	87,642,562	(a)

Total Machinery		182,036,358

Professional Services - 4.0%
Computershare Ltd.	1,652,280	27,367,121	(a)
RELX PLC	2,831,436	116,864,891	(a)
Thomson Reuters Corp.	585,538	86,934,613

Total Professional Services		231,166,625

Trading Companies & Distributors - 0.3%
MonotaRO Co. Ltd.	1,966,865	18,524,367	(a)

TOTAL INDUSTRIALS		923,611,400

INFORMATION TECHNOLOGY - 19.3%
Electronic Equipment, Instruments & Components - 2.8%
Hexagon AB, Class B Shares	2,905,190	31,706,047	(a)
Keyence Corp.	280,983	125,711,197	(a)

Total Electronic Equipment, Instruments & Components		157,417,244

IT Services - 4.7%
Accenture PLC, Class A Shares	427,585	155,589,630
Nomura Research Institute Ltd.	1,583,360	48,424,738	(a)
Shopify Inc., Class A Shares	823,972	65,975,438	*

Total IT Services		269,989,806

Semiconductors & Semiconductor Equipment - 7.2%
ASML Holding NV	275,917	239,382,318	(a)
Tokyo Electron Ltd.	939,041	174,260,145	(a)

Total Semiconductors & Semiconductor Equipment		413,642,463

Software - 4.6%
Nice Ltd., ADR	249,086	51,834,797	*

See Notes to Schedule of Investments.

ClearBridge International Growth Fund 2024 Quarterly Report	3

CLEARBRIDGE INTERNATIONAL GROWTH FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2024

(Percentages shown based on Fund net assets)

SECURITY		SHARES	VALUE
Software - (continued)
SAP SE		1,055,661	$182,889,617	(a)
Xero Ltd.		392,160	28,070,273	*(a)

Total Software			262,794,687

TOTAL INFORMATION TECHNOLOGY			1,103,844,200

MATERIALS - 5.4%
Chemicals - 3.3%
Givaudan SA, Registered Shares		20,813	86,551,666	(a)
Linde PLC		252,709	102,304,184

Total Chemicals			188,855,850

Construction Materials - 2.1%
CRH PLC		1,654,192	118,704,818

TOTAL MATERIALS			307,560,668

UTILITIES - 1.7%
Electric Utilities - 1.7%
EDP - Energias de Portugal SA		22,529,759	100,492,568	(a)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $4,622,985,811)			5,659,554,190

	RATE
SHORT-TERM INVESTMENTS - 1.1%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	5.181%	31,262,443	31,262,443	(b)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	5.277%	31,262,443	31,262,443	(b)(c)

TOTAL SHORT-TERM INVESTMENTS (Cost - $62,524,886)			62,524,886

TOTAL INVESTMENTS - 99.8% (Cost - $4,685,510,697)			5,722,079,076
Other Assets in Excess of Liabilities - 0.2%			9,685,256

TOTAL NET ASSETS - 100.0%			$5,731,764,332

*	Non-income producing security.

(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).

(b)	Rate shown is one-day yield as of the end of the reporting period.

(c)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At January 31, 2024, the total market value of investments in Affiliated Companies was $31,262,443 and the cost was $31,262,443 (Note 2).

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

4	ClearBridge International Growth Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge International Growth Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Fund currently operates as a diversified fund. The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the adviser to be unreliable, the market price may be determined by the adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees. This may include using an independent third party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time).

Pursuant to policies adopted by the Board of Trustees, the Fund’s adviser has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s adviser is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value

ClearBridge International Growth Fund 2024 Quarterly Report	5

Notes to Schedule of Investments (unaudited) (continued)

determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s adviser and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

6	ClearBridge International Growth Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)*	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Consumer Discretionary	$82,824,215	$698,139,084	—	$780,963,299
Consumer Staples	89,866,355	512,336,041	—	602,202,396
Energy	59,564,247	—	—	59,564,247
Financials	23,459,618	545,050,215	—	568,509,833
Health Care	111,291,773	947,765,448	—	1,059,057,221
Industrials	243,454,952	680,156,448	—	923,611,400
Information Technology	273,399,865	830,444,335	—	1,103,844,200
Materials	221,009,002	86,551,666	—	307,560,668
Other Common Stocks	—	254,240,926	—	254,240,926

Total Long-Term Investments	1,104,870,027	4,554,684,163	—	5,659,554,190

Short-Term Investments†	62,524,886	—	—	62,524,886

Total Investments	$1,167,394,913	$4,554,684,163	—	$5,722,079,076

*

As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for

ClearBridge International Growth Fund 2024 Quarterly Report	7

Notes to Schedule of Investments (unaudited) (continued)

all or some portion of the period ended January 31, 2024. The following transactions were effected in such company for the period ended January 31, 2024.

	Affiliate Value at October 31, 2023	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$127,068,578	$135,476,359	135,476,359	$231,282,494	231,282,494

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2024
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$538,923	—	$31,262,443

8	ClearBridge International Growth Fund 2024 Quarterly Report